DEBT AND CREDIT FACILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
DEBT AND CREDIT FACILITIES

NOTE 8 — DEBT AND CREDIT FACILITIES

The components of debt and credit facilities were as follows:

(in millions)	September 30, 2021	December 31, 2020
Senior Secured Credit Facilities
2021 U.S. Dollar Term Loan	$1,500.0	$—
2017 U.S. Dollar Term Loan	—	873.0
U.S. Dollar Incremental Loan	—	149.6
Euro Term Loan	—	1,146.9
Revolving Credit Facility	—	—
2021 Senior Notes	500.0	—
2017 Senior Notes	—	548.5
Short-term borrowings	16.5	0.4
Finance lease obligations	3.9	5.2
Financing obligations	23.5	22.5
Unamortized deferred financing costs	(40.6)	(39.6)
Unamortized original issue discount	(9.0)	(6.2)
Total debt	1,994.3	2,700.3
Less: Current portion of long-term debt	(11.4)	(13.2)
Short-term borrowings	(16.5)	(0.4)
Long-term debt	$1,966.4	$2,686.7

Senior Secured Credit Facilities

On September 29, 2021, the Company entered into an amendment to its Senior Secured Credit Facilities, which was previously comprised of a $900.0 million senior secured U.S. dollar denominated term loan (the “2017 U.S. Dollar Term Loan”), a €970.0 million senior secured Euro denominated term loan (the “Euro Term Loan” and together with the 2017 U.S. Dollar Term Loan, the “Term Loan Facility”) and a $450.0 million revolving credit facility (the “Revolving Credit Facility,” together with the “Term Loan Facility”, the “Senior Secured Credit Facilities”).

The amendment provided for the repayment of the entire outstanding amount under the 2017 U.S. Dollar Term Loan in the amount of $868.5 million and the entire outstanding amount under the Euro Term Loan in the amount of $535.7 million. The amendment also provided for a new $1,500.0 million senior secured U.S. dollar denominated term loan (the "2021 U.S. Dollar Term Loan" and, together with the Revolving Credit Facility, the "New Senior Secured Credit Facilities"). The 2021 U.S. Dollar Term Loan matures on September 29, 2028, while the Revolving Credit Facility matures on March 28, 2026.

Prior to amending the Senior Secured Credit Facilities, in the first and second quarters of 2021, the Company used proceeds from the IPO to partially repay the Euro Term Loan in the amount of $571.4 million.

The interest rate under the 2021 U.S. Dollar Term Loan is equal to (i) the Adjusted LIBOR rate (as defined in the New Senior Secured Credit Facilities), with a LIBOR floor of 0.50%, plus 3.00%, or (ii) ABR (as defined in the New Senior Secured Credit Facilities) plus 2.00%; provided that, such percentages per annum shall permanently step-down to 2.75% and 1.75%, respectively, if on the later of (x) the date of delivery of a compliance certificate to the administrative agent for the fiscal quarter ending December 31,

2021 and (y) the first date of delivery of a compliance certificate to the administrative agent, in either case, demonstrating that the Total Net Leverage Ratio (as defined in the New Senior Secured Credit Facilities) as of the last day of a fiscal quarter is less than or equal to 4.50 to 1.00. At September 30, 2021, the interest rate for the 2021 U.S. Dollar Term Loan is 3.50%.

Deferred financing costs of $69.1 million related to the issuance of the 2021 U.S. Dollar Term Loan are recorded as a reduction of the principal amount of the borrowings and are amortized using the effective interest method as a component of interest expense over the life of the 2021 U.S. Dollar Term Loan. Unamortized deferred financing costs were $34.4 million and $28.4 million as of September 30, 2021 and December 31, 2020, respectively. In connection with the partial repayment of the Euro Term Loan discussed above, an additional $8.3 million of deferred financing costs were charged to interest expense during the nine months ended September 30, 2021.

Original issue discount of $12.6 million related to the 2021 U.S. Dollar Term Loan is recorded as a reduction of the principal amount of the borrowings and is amortized using the effective interest method as a component of interest expense over the life of the 2021 U.S. Dollar Term Loan. The unamortized original issue discount balance is $9.0 million and $2.9 million as of September 30, 2021 and December 31, 2020, respectively. In connection with the partial repayment of the Euro Term Loan discussed above, an additional $0.9 million of original issue discount was charged to interest expense during the nine months ended September 30, 2021.

Costs of $8.9 million related to entering into and subsequently increasing the Revolving Credit Facility are recorded as “Deferred financing costs” within Other current assets and Other non-current assets on the Condensed Consolidated Balance Sheets, and are being amortized on a straight-line basis over the term of the Revolving Credit Facility. Unamortized deferred financing costs related to the Revolving Credit Facility were $4.0 million and $2.2 million as of September 30, 2021 and December 31, 2020, respectively.

As of September 30, 2021, the Company had no borrowings outstanding under the Revolving Credit Facility and $9.7 million of letters of credit outstanding, which reduced the available borrowing capacity thereunder to approximately $440.3 million.

As of December 31, 2020, the Company had no borrowings outstanding under the Revolving Credit Facility and $9.9 million of letters of credit outstanding, which reduced the available borrowing capacity thereunder to approximately $240.1 million.

The New Senior Secured Credit Facilities contain normal and customary affirmative and negative covenants. Some of the more restrictive covenants are (a) limitations on our ability to pay dividends, (b) limitations on asset sales, and (c) limitations on our ability to incur additional indebtedness. The New Senior Secured Credit Facilities also contain various events of default, the occurrence of which could result in the acceleration of all obligations. As of September 30, 2021, we were in full compliance with the provisions contained within the covenants.

U.S. Dollar Incremental Loan

On June 23, 2020, the Company entered into an agreement in which the Company borrowed an additional $150.0 million in connection with the Senior Secured Credit Facilities (“U.S. Dollar Incremental Loan”). The U.S. Dollar Incremental Loan was considered a new loan commitment under the Senior Secured Credit Facilities. The net proceeds after the deferred financing costs and original issue discount (as defined below), were $144.5 million. On March 29, 2021, the Company used proceeds from the IPO to repay the U.S. Dollar Incremental Loan in full, and this facility is closed and no longer available for borrowings.

Deferred financing costs of $1.7 million related to the issuance of the U.S. Dollar Incremental Loan were recorded as a reduction of the principal amount of the borrowings and were amortized using the effective interest method as a component of interest expense over the life of the term loan. Unamortized deferred financing fees were $1.5 million as of December 31, 2020, which were charged to interest expense during the nine months ended September 30, 2021 as the U.S. Dollar Incremental Loan was repaid.

Original issue discount of $3.8 million related to the U.S. Dollar Incremental Loan was recorded as a reduction of the principal amount of the borrowings and was amortized using the effective interest method as a component of interest expense over the life of the loan. The original issue discount balance for the U.S. Dollar Incremental Loan was $3.3 million as of December 31, 2020, which was charged to interest expense during the nine months ended September 30, 2021 as the U.S. Dollar Incremental Loan was repaid.

2021 Senior Notes

On September 29, 2021, the Company completed the sale of $500.0 million in aggregate principal amount of Senior Notes due 2029 (the "2021 Senior Notes") in a private placement to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to non-U.S. persons (as defined in Regulation S) pursuant to Regulation S under the Securities Act. The Company used the net proceeds from the issuance of the 2021 Senior Notes, together with borrowings under its New Senior Secured Credit Facilities and cash on hand, to redeem all of the €450.0 million aggregate principal amount of 5.625% Senior Notes due 2025 (the "2017 Senior Notes"), pay fees and/or expenses incurred in connection with the issuance of the 2021 Senior Notes and for general corporate purposes. The 2021 Senior Notes mature on October 1, 2029, bear interest at 4.625%, and interest is payable semi-annually on April 1 and October 1 of each year, beginning on April 1, 2022.

The Company redeemed the 2017 Senior Notes at the redemption price (expressed as percentages of principal amount) of 101.4%, for a total of $536.7 million, which consisted of $529.1 million of principal amount and $7.6 million of redemption premium. The premium cost was charged to Loss on Extinguishment of Debt during the three and nine months ended September 30, 2021.

Deferred financing costs related to the issuance of the 2021 Senior Notes of $6.2 million are recorded as a reduction of the principal amount of the borrowings and are amortized using the effective interest method as a component of interest expense over the life of the 2021 Senior Notes. In connection with the redemption of the 2017 Senior Notes, the balance of the unamortized deferred financing costs related to the 2017 Senior Notes of $8.0 million was charged to Loss on Extinguishment of Debt during the three and nine months ended September 30, 2021. Unamortized deferred financing costs were $6.2 million and $9.7 million as of September 30, 2021 and December 31, 2020, respectively.

The Company may redeem the 2021 Senior Notes, in whole or in part, at any time prior to October 1, 2024, at a price equal to 100% of the principal amount of the 2021 Senior Notes redeemed, plus additional amounts, if any, a make-whole premium and accrued and unpaid interest to, but excluding, the redemption date.

The Company may redeem the 2021 Senior Notes, in whole or in part, on or after October 1, 2024, at the redemption prices (expressed as percentages of principal amount) set forth in the indenture governing the 2021 Senior Notes, together with accrued and unpaid interest and additional amounts, if any, to, but excluding, the applicable redemption date:

Year	Percentage
October 1, 2024 to September 30, 2025	102.313%
October 1, 2025 to September 30, 2026	101.156%
On or after October 1, 2026	100.000%

Additionally, at any time on or before October 1, 2024, the Company may elect to redeem up to 40% of the aggregate principal amount of the 2021 Senior Notes at a redemption price equal to 104.625% of the principal amount thereof, plus accrued and unpaid interest and additional amounts, if any, to, but excluding, the redemption date, with the net cash proceeds received from one or more equity offerings of the Company.

The indenture governing the 2021 Senior Notes contains covenants that limit the Company’s ability to, among other things: (i) incur additional indebtedness, issue preferred equity and guarantee indebtedness; (ii) pay dividends or make other distributions in respect of, or repurchase or redeem, capital stock; (iii) prepay, redeem or repurchase certain material debt; (iv) make loans and investments; (v) sell or otherwise dispose of assets; (vi) sell stock of the Company’s subsidiaries; (vii) incur liens; (viii) enter into transactions with affiliates; (ix) enter into agreements restricting the Company’s subsidiaries’ ability to pay dividends and (x) consolidate, merge or sell all or substantially all of the Company’s assets.

The 2021 Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by a subsidiary of the Company, BCPE Diamond Netherlands TopCo B.V., a private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) incorporated under the laws of the Netherlands, and the Company’s existing and subsequently acquired or organized direct and indirect material wholly owned restricted subsidiaries that guarantee indebtedness under the New Senior Secured Credit Facilities (other than those organized in Italy).

Short-term Borrowings

Our short-term borrowings comprise primarily of bank overdrafts arising within our notional cash pooling system.

Sale-Leaseback Transactions

During March 2020, the Company completed sale-leaseback transactions under which it sold two properties to an unrelated third-party for a total of $22.9 million. Concurrent with this sale, the Company entered into agreements to lease the properties back from the purchaser over initial lease terms of 15 years. The leases for the two properties include an initial term of 15 years and four, five-year renewal options and provides for the Company to evaluate each property individually upon certain events during the life of the lease, including individual renewal options.

The Company classified the leases as a financing obligation to be paid over 15 years. The current and non-current portions are included in current portion of long-term debt and long-term debt, less current portion, respectively, on the Condensed Consolidated Balance Sheets.

NOTE 10 — DEBT AND CREDIT FACILITIES

As of December 31, 2020 and December 31, 2019, the components of debt and credit facilities were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Senior Secured Credit Facilities
US Dollar Term Loan	$873.0	$882.0
US Dollar Incremental Loan	149.6	—
Euro Term Loan	1,146.9	1,062.5
Revolving Credit Facility	—	120.0
Notes	548.5	503.0
Short-term borrowings	0.4	0.6
Finance lease obligations	5.2	2.4
Financing obligations	22.5	—
Unamortized deferred financing costs	(39.6)	(44.6)
Unamortized original issue discount	(6.2)	(3.4)
Total debt	2,700.3	2,522.5
Less: Current portion of long-term debt	(13.2)	(11.2)
Short-term borrowings	(0.4)	(0.6)
Long-term debt	$2,686.7	$2,510.7

Senior Secured Credit Facilities

On September 6, 2017, the Company entered into the Senior Secured Credit Facilities comprised of a $900.0 million senior secured US dollar denominated term loan (the “USD Term Loan”), a €970.0 million senior secured Euro denominated term loan (the “Euro Term Loan” and together with the USD Term Loan, the “Term Loan Facility”) and a $250.0 million revolving credit facility (the “Revolving Credit Facility” together with the “USD Term Loan” and the “Euro Term Loan” make up the “Senior Secured Credit Facilities”). Both the US Dollar Term Loan and the Euro Term Loan mature on September 6, 2024 while the Revolving Credit Facility matures on September 6, 2022.

The interest rate associated with the US Dollar Term Loan is 3.00% plus a 3-month LIBOR rate. At December 31, 2020, the interest rate for the US Dollar Term Loan is 3.21%. The interest rate associated with the Euro Term Loan is a EURIBOR rate plus 3.25%, and the EURIBOR rate has a floor of 0%. At December 31, 2020, the interest rate for this term loan is 3.25%.

Deferred financing costs of $51.2 million related to the issuance of the US Dollar Term Loan and the Euro Term Loan are recorded as a reduction of the principal amount of the borrowings and are amortized using the effective interest method as a component of interest expense over the life of the term loans. Unamortized deferred financing costs were $28.4 million and $34.2 million as of December 31, 2020 and December 31, 2019, respectively.

Original issue discount of $5.1 million related to the Senior Secured Credit Facilities is recorded as a reduction of the principal amount of the borrowings and is amortized using the effective interest method as a component of interest expense over the life of the Senior Secured Credit Facilities. The unamortized original issue discount balance for the Senior Secured Credit Facilities is $2.9 million and $3.4 million at December 31, 2020 and December 31, 2019, respectively.

Costs of $6.4 million related to entering into the Revolving Credit Facility are recorded as “Deferred financing costs” and are being amortized on a straight-line basis over the term of the Revolving Credit Facility. Unamortized deferred financing costs related to the Revolving Credit Facility were $2.2 million and $3.3 million as of December 31, 2020 and December 31, 2019, respectively.

As of December 31, 2020, the Company had $9.9 million of letters of credit outstanding which would have reduced the available borrowing capacity under the Revolving Credit Facility to approximately $240.1 million.

As of December 31, 2019, the Company had $0.7 million of outstanding letters of credit which would have reduced the available borrowing capacity under the Revolving Credit Facility to approximately $129.3 million.

The Senior Secured Credit Facilities contain normal and customary affirmative and negative covenants. Some of the more restrictive covenants are (a) limitations on our ability to pay dividends, (b) limitations on asset sales and (c) limitations on our ability to incur additional indebtedness. The Senior Secured Credit Facilities also contain various events of default, the occurrence of which could result in the acceleration of all obligations. As of December 31, 2020 we were in full compliance with the provisions contained within the covenants.

New Term Loan

One June 23, 2020, the Company entered into an agreement in which the Company borrowed an additional $150.0 million in connection with the Senior Secured Credit Facilities (“New Term Loan” or “US Dollar Incremental Loan”). The new term loan is considered a new loan commitment under which the existing Senior Secured Credit Facilities is amended for certain changes in connection with the borrowing. The net proceeds after the deferred financing costs and original issue discount (as defined below) was $144.5 million. The Company will repay the loan in quarterly installments in the amount of $375,000 beginning September 30th, 2020, with $144.4 million payable at maturity on September 6, 2024.

The interest rate associated with the New Term Loan is 5.00% plus a 3-month LIBOR rate, and the 3-month LIBOR rate has a floor of 1.00%. At December 31, 2020, the interest rate for the New Term Loan is 6.00%.

Deferred financing costs of $1.7 million related to the issuance of the New Term Loan are recorded as a reduction of the principal amount of the borrowings and are amortized using the effective interest method as a component of interest expense over the life of the term loan. Unamortized deferred financing fees were $1.5 million as of December 31, 2020.

Original issue discount of $3.8 million related to the New Term Loan is recorded as a reduction of the principal amount of the borrowings and is amortized using the effective interest method as a component of interest expense over the life of the loan. The original issue discount balance for the New Term Loan is $3.3 million at December 31, 2020.

Notes

On August 8, 2017, the Company issued €450 million of Notes and related guarantees thereof and the proceeds were placed into escrow pending the consummation of the Diversey Acquisition. On September 6, 2017, the proceeds of the Notes were released from escrow and, together with the Equity Contribution and the proceeds from borrowings under the Term Loan Facility, were used to fund the Diversey Acquisition. The Notes were sold at par and are due August 15, 2025. The Notes bear interest at 5.625% and interest is payable semi-annually on February 15 and August 15 commencing on February 15, 2018. Costs related to the issuance of the Notes of $14.5 million are recorded as a reduction of the principal amount of the borrowings and are amortized using the effective interest method as a component of interest expense over the life of the Notes. Unamortized deferred financing costs were $9.7 million and $10.6 million as of December 31, 2020 and December 31, 2019, respectively.

On or after August 15, 2020, the Company has the option to redeem all or part of the Notes at the following redemption prices (expressed as percentages of principal amount) plus accrued and unpaid interest, if redeemed during the twelve-month period beginning on August 15 of the each of the years indicated below:

Year	Percentage
2020	102.8%
2021	101.4%
2022 and thereafter	100.0%

Upon the occurrence of certain events constituting a change of control, holders of the Notes have the right to require the Company to repurchase all or any part of the Notes at a purchase price equal to 101% of the principal amount plus accrued and unpaid interest, if any, to the repurchase date.

The indebtedness evidenced by the Notes is senior unsecured indebtedness of the Company, is senior in right of payment to all future subordinated indebtedness of the Company and is equal in right of payment to all existing and future senior indebtedness of the Company. The Notes are effectively subordinated to any secured indebtedness of the Company (including indebtedness of the Company outstanding under the Senior Secured Credit Facilities) to the extent of the value of the assets securing such indebtedness. The Notes are unconditionally guaranteed on a senior basis by certain of the Company’s subsidiaries.

The indenture governing the Notes contains covenants that restrict the ability of the Issuer and its subsidiaries to, among other things, incur additional debt, make certain payments including payment of dividends or repurchase equity interest of the Issuer, make loans or acquisitions or capital contributions and certain investments, incur certain liens, sell assets, merge or consolidate or liquidate other entities, and enter into transactions with affiliates.

Short-term Borrowings

Our short-term borrowings comprise primarily of bank overdrafts to temporarily fund our working capital needs.

Sale-Leaseback Transactions

During March 2020, the Company completed sale-leaseback transactions under which it sold two properties to an unrelated third-party for a total of $22.9 million. Concurrent with this sale, the Company entered into agreements to lease the properties back from the purchasers over initial lease terms of 15 years. The leases for the two properties include an initial term of 15 years and four, five-year renewal options and provides for the Company to evaluate each property individually upon certain events during the life of the lease, including individual renewal options.

The Company classified the leases as a financing obligation to be paid over 15 years. The current and non- current portions are included in current portion of long-term debt and long-term debt, less current portion, respectively, on the Consolidated Balance Sheets.

Future repayments

Below is a schedule of required future principal repayments of our Senior Secured Credit Facilities, New Term Loan and Notes outstanding on December 31, 2020:

(in millions)
2021	$22.3
2022	22.3
2023	22.3
2024	2,102.6
2025	548.5
Thereafter	—
$2,718.0